Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of financial liabilities [abstract]
Disclosure of detailed information about other financial liabilities [Table Text Block]
	Dec. 31, 2022	Dec. 31, 2021
Current
Derivative liabilities	$17,995	$12,451
Deferred Rosemont acquisition consideration	9,713	9,713
Agreements with communities recorded at amortized cost	5,593	7,144
	33,301	29,308

Non-current
Deferred Rosemont acquisition consideration	9,163	17,805
Agreements with communities recorded at amortized cost	36,900	29,129
Wheaton refund liability (note 19)	6,383	5,424
	52,446	52,358
	$85,747	$81,666

Disclosure of detailed information about changes in other financial liabilities at amortized cost [Table Text Block]
Balance, January 1, 2021	$40,787
Net additions	22,796
Disbursements	(26,511)
Accretion	2,811
Effects of changes in foreign exchange	(3,610)
Balance, December 31, 2021	$36,273
Net additions	39,240
Disbursements	(37,491)
Accretion	3,099
Effects of changes in foreign exchange	1,372
Balance, December 31, 2022	$42,493